Fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 373	$ 84,632
Less than 12 months Gross Unrealized Losses	2	12,826
12 months or more Fair Value	45,969	13,044
12 months or more Gross Unrealized Losses	12,316	7,246
Total Fair Value	46,342	97,676
Total Gross Unrealized Losses	12,318	20,072
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	373	60,028
Less than 12 months Gross Unrealized Losses	2	12,180
12 months or more Fair Value	45,969	13,044
12 months or more Gross Unrealized Losses	12,316	7,246
Total Fair Value	46,342	73,072
Total Gross Unrealized Losses	12,318	19,426
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0
Less than 12 months Gross Unrealized Losses	0
12 months or more Fair Value	0
12 months or more Gross Unrealized Losses	0
Total Fair Value	0
Total Gross Unrealized Losses	0
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	0
Total Gross Unrealized Losses	0	0
US Treasury Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	0
Total Gross Unrealized Losses	0	0
Other Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	24,604
Less than 12 months Gross Unrealized Losses	0	646
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	24,604
Total Gross Unrealized Losses	$ 0	$ 646